DEFERRED TAX - Schedule of Statutory Position and Tax Disclosure (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	£ 3,118	£ 2,741
Deferred tax liabilities	(39)	(45)
Statutory position
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	3,118	2,741
Deferred tax liabilities	(39)	(45)
Asset at 31 December	3,079	2,696
Tax disclosure
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	7,095	5,527
Deferred tax liabilities	(4,016)	(2,831)
Asset at 31 December	£ 3,079	£ 2,696